Property and Equipment, Net (Details) - Schedule of property and equipment, net	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (4,449,209)	$ (638,832)	¥ (3,150,073)
Total	24,148,293	3,467,291	24,839,545
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,381,602	198,376	1,758,527
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	35,533	5,102	41,392
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,201,452	172,508
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	24,825,710	3,564,556	24,825,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,153,205	165,581	1,363,989
Subtotal [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 28,597,502	$ 4,106,123	¥ 27,989,618